Pension and Other Benefit Programs	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Pension and Other Benefit Programs
Pension and Other Benefit Programs
Defined Benefit Pension Plan
We have a pension plan covering certain of our U.S. operations. The pension plan was assumed in the NYSE acquisition. The benefit accrual for the pension plan is frozen. Retirement benefits are derived from a formula, which is based on length of service and compensation. Based on this calculation, we may contribute to our pension plan to the extent such contributions may be deducted for income tax purposes. During the years ended December 31, 2015 and 2014, we contributed $10 million and $51 million, respectively, to our pension plan. Our practice is to fund our frozen defined benefit pension plan each year at the level above the minimum required contribution but within tax deductible limits. Based on actuarial projections, we estimate that a contribution of $10 million during the year ended December 31, 2016 will allow us to meet our funding goal. However, the actual contribution is contingent on the actual plan performance relative to assumptions.
During year ended December 31, 2014, as part of certain plan amendments, lump sum payments were offered to certain terminated vested participants as part of a de-risking strategy in the pension plans. The offer was made to 2,725 participants, of whom 935, or 34%, elected to receive a lump sum. The total amount paid to this group was $55 million and when combined with other lump sum payments made during the year, it exceeded the total interest cost and service cost for the year. We recognized a loss of $4 million for the year ended December 31, 2014 in connection with these plan settlements, which is included in acquisition-related transaction and integration cost in our consolidated statement of income.
We base our investment policy and objectives on a review of the actuarial and funding characteristics of the retirement plan, the demographic profile of plan participants, and our business and financial characteristics. Capital market risk/return opportunities and tradeoffs also are considered as part of the determination. The primary investment objective of our plan is to achieve a long-term rate of return that meets the actuarial funding requirements of the plan and maintain an asset level sufficient to meet all benefit obligations of the plan. The target allocations for the U.S. plan assets are 65 percent equity securities and 35 percent U.S. fixed income securities. Equity securities primarily include investments in large-cap and small-cap companies primarily located in the U.S., which include corporate bonds of companies from diversified industries and U.S. treasuries. Based on the valuation techniques described in Note 15, the fair values of our pension plan assets as of December 31, 2015, by asset category, are as follows (in millions):

	Fair Value Measurements
Asset Category	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Cash	$11	$—	$—	$11
Equity securities:
U.S. large-cap	—	244	—	244
U.S. small-cap	—	69	—	69
International	—	128	—	128
Fixed income securities	128	83	3	214
Total	$139	$524	$3	$666
The fair values of our pension plan assets as of December 31, 2014, by asset category, are as follows (in millions):

	Fair Value Measurements
Asset Category	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Cash	$31	$—	$3	$34
Equity securities:
U.S. large-cap	150	76	—	226
U.S. small-cap	69	38	—	107
International	85	51	—	136
Fixed income securities	121	94	—	215
Total	$456	$259	$3	$718

The measurement dates for the pension plan are December 31, 2015 and 2014. The following table provides a summary of the changes in the pension plan's benefit obligations and the fair value of assets as of December 31, 2015 and 2014 and a statement of funded status of the pension plan as of December 31, 2015 and 2014 (in millions):

	As of December 31,
	2015	2014
Asset Category
Change in benefit obligation:
Benefit obligation at beginning of year	$916	$837
Interest cost	34	37
Actuarial (gain) loss	(38)	146
Plan settlements	—	(55)
Benefits paid	(51)	(49)
Benefit obligation at year end	$861	$916
Change in plan assets:
Fair value of plan assets at beginning of year	$718	$735
Actual return (loss) on plan assets	(11)	36
Contributions	10	51
Plan settlements	—	(55)
Benefits paid	(51)	(49)
Fair value of plan assets at end of year	$666	$718
Funded status	$(195)	$(198)
Accumulated benefit obligation	$861	$916
Amounts recognized in the accompanying consolidated balance sheets:
Accrued employee benefits	$(195)	$(198)

The components of the pension plan expense (benefit) in the accompanying consolidated statements of income are set forth below for the years ended December 31, 2015 and 2014 and for the period from November 13, 2013 to December 31, 2013 (in millions):

	Year Ended December 31,		Period from November 13, 2013 to December 31, 2013
	2015	2014
Interest cost	$34	$37	$5
Estimated return on plan assets	(46)	(47)	(6)
Amortization of loss	2	—	—
Settlement loss	—	4	—
Aggregate pension expense (benefit)	$(10)	$(6)	$(1)

We use a market-related value of plan assets when determining the estimated return on plan assets. Gains/losses on plan assets are amortized over a four year period and accumulate in other comprehensive income. We recognize deferred gains and losses in future net income based on a “corridor” approach, where the corridor is equal to 10% of the greater of the benefit obligation or the market-related value of plan assets at the beginning of the year.
The following table shows the projected payments for the pension plan based on actuarial assumptions (in millions):

2016	$50
2017	50
2018	49
2019	49
2020	49
Next 5 years	246

Supplemental Executive Retirement Plan
We have a U.S. nonqualified supplemental executive retirement plan, or SERP, which provides supplemental retirement benefits for certain employees. The future benefit accrual of the SERP plan is frozen. To provide for the future payments of these benefits, we have purchased insurance on the lives of certain of the participants through company-owned policies. As of December 31, 2015 and 2014, the cash surrender value of such policies was $51 million and $54 million, respectively, and is included in other non-current assets in the accompanying consolidated balance sheets. The following table provides a summary of the changes in the SERP benefit obligations (in millions):

	As of December 31,
	2015	2014
Change in benefit obligation:
Benefit obligation at beginning of year	$73	$73
Interest cost	2	3
Actuarial (gain) loss	(3)	8
Benefits paid	(11)	(11)
Benefit obligation at year end	$61	$73
Funded status	$(61)	$(73)
Amounts recognized in the accompanying consolidated balance sheets:
Other current liabilities	$(9)	$(11)
Accrued employee benefits	(52)	(62)

SERP plan expense in the accompanying consolidated statements of income was $2 million and $3 million for the years ended December 31, 2015 and 2014, respectively, and primarily consisting of interest cost. The following table shows the projected payments for the SERP plan based on the actuarial assumptions (in millions):

Projected SERP Plan Payments
2016	$9
2017	8
2018	7
2019	5
2020	5
Next 5 years	19

Pension and SERP Plans Assumptions
The weighted average assumptions used to develop the actuarial present value of the projected benefit obligation and net periodic pension/SERP costs for years ended December 31, 2015 and 2014 and for the period from November 13, 2013 to December 31, 2013 are set forth below:

	Year Ended December 31,		Period from November 13, 2013 to December 31, 2013
	2015	2014
Discount rate (pension/SERP plans)	4.0%/3.4%	3.8%/3.2%	4.6%/3.8%
Expected long-term rate of return on plan assets (pension/SERP plans)	6.5%/N/A	6.5%/N/A	6.5%/N/A
Rate of compensation increase	N/A	N/A	N/A

The assumed discount rate reflects the market rates for high-quality corporate bonds currently available. The discount rate was determined by considering the average of pension yield curves constructed on a large population of high quality corporate bonds. The resulting discount rates reflect the matching of plan liability cash flows to yield curves. To develop the expected long-term rate of return on assets assumption, we considered the historical returns and the future expectations for returns for each asset class as well as the target asset allocation of the pension portfolio.
In the fourth quarter of 2015, we changed the method we use to estimate the interest component of net periodic benefit cost for pension and other postretirement benefits. This change compared to the previous method will result in a decrease in the interest component of pension cost in 2016. Historically, we estimated the interest cost component utilizing a single weighted-average discount rate derived from the yield curve used to measure the benefit obligation at the beginning of the period. We have elected to utilize a full yield curve approach in the estimation of these components by applying the specific spot rates along the yield curve used in the determination of the benefit obligation to the relevant projected cash flows. We have made this change to provide a more precise measurement of interest cost by improving the correlation between projected benefit cash flows to the corresponding spot yield curve rates. This change does not affect the measurement of our total benefit obligations or our annual net periodic benefit cost as the change in the interest costs is completely offset in the actuarial (gain) loss reported. We have accounted for this change as a change in accounting estimate that is inseparable from a change in accounting principle and accordingly have accounted for it prospectively. We do not anticipate this change having a material impact on future period results.
Post-retirement Benefit Plans
Our defined benefit plans provide certain health care and life insurance benefits for certain eligible retired NYSE U.S. employees. These post-retirement benefit plans, which may be modified in accordance with their terms, are fully frozen. The net periodic post-retirement benefit costs were $8 million, $9 million and $1 million for the years ended December 31, 2015 and 2014 and for the period from November 13, 2013 to December 31, 2013, respectively. The defined benefit plans are unfunded and we currently do not expect to fund the post-retirement benefit plans. The weighted average discount rate as of December 31, 2015 and 2014 is 4.1% and 3.8%, respectively. The following table shows the actuarial determined benefit obligation, interest costs, employee contributions, actuarial (gain) loss, benefits paid during the period and the accrued employee benefits (in millions):

	As of December 31,
	2015	2014
Benefit obligation at the end of year	$224	$239
Interest cost	8	8
Actuarial (gain) loss	(12)	35
Employee contributions	3	3
Benefits paid	(14)	(16)
Amounts recognized in the accompanying consolidated balance sheets:
Other current liabilities	$(12)	$(12)
Accrued employee benefits	$(212)	$(227)

The following table shows the payments projected for our post-retirement benefit plans (net of expected Medicare subsidy receipts of $12 million in aggregate over the next ten fiscal years) based on actuarial assumptions (in millions):

2016	$13
2017	13
2018	13
2019	13
2020	13
Next 5 years	68

For measurement purposes, we assumed an 7.6% annual rate of increase in the per capita cost of covered health care benefits in 2015 which will decrease on a graduated basis to 4.5% in the year 2029 and thereafter. The following table shows the effect of a one-percentage-point increase and decrease in assumed health care cost trend rates (in millions):

Assumed Health Care Cost Trend Rate	1% Increase	1% Decrease
Effect of post-retirement benefit obligation	$29	$(24)
Effect on total of service and interest cost components	1	(1)

Accumulated Other Comprehensive Loss
The accumulated other comprehensive loss, after tax, as of December 31, 2015, consisted of the following amounts that have not yet been recognized in net periodic benefit cost (in millions):

	Pension Plans	SERP Plans	Post-retirement Benefit Plans	Total
Unrecognized net actuarial losses, after tax	$102	$3	$14	$119

The amount of prior actuarial loss included in accumulated other comprehensive income related to the pension, SERP and postretirement plans as of December 31, 2015, which are expected to be recognized in net periodic benefit cost in the coming year, is estimated to be (in millions):

	Pension Plans	SERP Plans	Post-retirement Benefit Plans	Total
Loss recognition	$(1)	$—	$—	$(1)

Other Benefit Plans and Defined Contribution Plans
The employees of our historical ICE U.S.-based subsidiaries are eligible to participate in a 401(k) and Profit Sharing Plan, or the 401(k) Plan. We offer a match of 100% of the first 6% of the eligible employee’s compensation contributed to the 401(k) Plan, subject to plan and statutory limits. Total matching contributions under our 401(k) Plan were $7 million, $5 million and $4 million for the years ended December 31, 2015, 2014 and 2013, respectively. No discretionary or profit sharing contributions were made during the years ended December 31, 2015, 2014 or 2013.
Our historical ICE U.K.-based subsidiaries have a defined contribution pension plan for eligible employees. We contribute a percentage of the employee’s base salary to the plan each month and employees are also able to make additional voluntary contributions, subject to plan and statutory limits. Our contribution ranges from 10% to 20% of the employee’s base salary. Total contributions made by us for the years ended December 31, 2015, 2014 and 2013 were $5 million, $4 million and $3 million, respectively, related to the historical ICE U.K. defined contribution pension plan.
Under NYSE's defined contribution plans, most NYSE's employees contribute a portion of their salary within legal limits. Our U.S. operations match an amount equal to 100% of the first 6% of eligible contributions. The U.K. operations contribute an equivalent of 7% of the employee's salary for all employees who are active in the savings plan. Total contributions made by us for the years ended December 31, 2015 and 2014 and for the period from November 13, 2013 to December 31, 2013 were $9 million, $20 million and $2 million, respectively, related to the NYSE's defined contribution plans. The U.S. operations also provide benefits under a Supplemental Executive Savings Plan, or SESP, to which eligible employees may contribute. SESP employee contributions were $2 million and $2 million for the year ended December 31, 2014 and for the period from November 13, 2013 to December 31, 2013, respectively (there were no contributions for the year ended December 31, 2015). Included in accrued employee benefits payable was $11 million and $13 million as of December 31, 2015, and 2014, respectively, relating to the SESP plan.
Interactive Data's U.S. employees are eligible to participate in a 401(k) Plan, or the Plan, which allows all employees to make contributions of a specified percentage of their compensation. We offer a match up to 4.5% of the employee’s eligible pay if the employee contributes at least 6% of their eligible pay, subject to statutory limits. The Plan additionally allows certain employees to contribute amounts above the specified percentage, which are not subject to any employer match. Interactive Data's U.K. employees are eligible for an Interactive Data defined contribution plan that matches employee contributions depending on hire date and age band up to a maximum amount.